Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap and cross currency interest rate swap agreements
Our interest rate swap agreements as at November 23, 2020, were as follows:

Maturity date	Outstanding principal as at November 23, 2020	Receive rate	Pay rate
	(In $ millions)
February 21, 2021	2,714.1	3 month LIBOR	2.45% to 2.52%	(1) (2)
Total outstanding principal	$2,714.1
(1) The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.
(2) The Company has a LIBOR floor of 1% whereby the Company receives 1% when LIBOR is below 1%.
Following the defaults on our debt and the termination of our derivatives in 2020 we no longer have any net exposure to short term fluctuations in interest rates. As at December 31, 2019, $156.3 million of our debt was exposed to interest rate fluctuations.